SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment                   [   ];  Amendment Number:
This Amendment (Check only one.):         [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bragg Financial Advisors, Inc
Address:         100 Queens Road
                 Charlotte, NC 28204

13F File Number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven H. Scruggs
Title:       Chief Compliance Officer
Phone:       (704) 714-7711

Signature, Place, and Date of Signing:

/s/ Steven H Scruggs

Steven H. Scruggs       Charlotte, NC          May 12, 2005

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[   ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


NONE






                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      98

Form 13F Information Table Value Total:      $86,356 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     Value   SHARES/SH/PUT/INV OTHER VOTING AUTHORITY
       Name of Issuer       Title of Class  CUSIP  (X $1,000)PRN AMTPRNCALLDISCMGRS SOLESHARED NONE
        Abbott Labs              Com      002824100   854    18,320 SH     SOLE               18,320
   Air Prods & Chems Inc         Com      009158106   535     8,460 SH     SOLE                8,460
         Alcoa Inc               Com      013817101   433    14,241 SH     SOLE               14,241
        Alltel Corp              Com      020039103   709    12,925 SH     SOLE      390      12,535
    American Express Co          Com      025816109   1621   31,554 SH     SOLE               31,554
  American Intl Group Inc        Com      026874107   1286   23,214 SH     SOLE       40      23,174
         Amgen Inc               Com      031162100   1118   19,205 SH     SOLE               19,205
        Apache Corp              Com      037411105   228     3,730 SH     SOLE      200       3,530
     Applied Matls Inc           Com      038222105   266    16,374 SH     SOLE               16,374
     Archstone Smith Tr          Com      039583109   258     7,570 SH     SOLE                7,570
   Bank of America  Corp         Com      06605F102   2382   54,015 SH     SOLE      400      53,615
         BB&T Corp               Com      054937107   1356   34,698 SH     SOLE               34,698
   Becton Dickinson & Co         Com      075887109   1559   26,684 SH     SOLE               26,684
       Bellsouth Corp            Com      079860102   233     8,855 SH     SOLE                8,855
  Berkshire Hath Inc  Del        CL A     084670108   348       4   SH     SOLE                    4
   Berkshire Hath Inc Del        CL B     084670207   231      81   SH     SOLE                   81
         Boeing Co               Com      097023105   752    12,872 SH     SOLE      160      12,712
   Boston Properties Inc         Com      101121101   560     9,290 SH     SOLE                9,290
  Bristol-Myers Squibb Co        Com      110122108   918    36,060 SH     SOLE               36,060
     Brown Forman Corp           CL B     115637209   637    11,630 SH     SOLE      330      11,300
    Caterpillar Inc Del          Com      149123101   1261   13,789 SH     SOLE               13,789
     Chevrontexaco Corp          Com      166764100   2226   38,178 SH     SOLE               38,178
       Cisco Sys Inc             Com      17275R102   1167   65,205 SH     SOLE               65,205
       Citigroup Inc             Com      172967101   1611   35,842 SH     SOLE      100      35,742
        Coca-Cola Co             Com      191216100   804    19,286 SH     SOLE               19,286
    Colgate Palmolive Co         Com      194162103   679    13,017 SH     SOLE               13,017
      Comcast Corp New           CL A     20030N101   253     7,491 SH     SOLE      290       7,201
      Comm Intel Corp            Com      20338K106    4     10,415 SH     SOLE               10,415
       Conocophillips            Com      20825C104   1592   14,766 SH     SOLE               14,766
          CVS Corp               Com      126650100   233     4,424 SH     SOLE                4,424
      Danaher Corp Del           Com      235851102   256     4,800 SH     SOLE      350       4,450
         Deere & Co              Com      244199105   374     5,564 SH     SOLE                5,564
         Dell Inc.               Com      24702R101   1611   41,919 SH     SOLE               41,919
    Disney Walt Company          Com      254687106   915    31,844 SH     SOLE               31,844
   Du Pont E I De Nemours        Com      263534109   1483   28,933 SH     SOLE               28,933
      Duke Energy Corp           Com      264399106   554    19,776 SH     SOLE      200      19,576
       EMC Corp Mass             Com      268648102   583    47,335 SH     SOLE               47,335
      Exelon Corp Com            Com      30161N101   846    18,425 SH     SOLE      700      17,725
      Exxon Mobil Corp           Com      30231G102   3040   51,014 SH     SOLE      700      50,314
Federated Dept Stores Inc DE     Com      31410H101   1498   23,542 SH     SOLE       90      23,452
         Fedex Corp              Com      31428X106   1488   15,834 SH     SOLE               15,834
    Fifth Third Bancorp          Com      316773100   281     6,545 SH     SOLE      850       5,695
     First Charter Corp          Com      319439105   413    18,270 SH     SOLE               18,270
      First Data Corp            Com      319963104   720    18,326 SH     SOLE               18,326
     Fed Nat Mort Assoc          Com      313586109   870    15,986 SH     SOLE      160      15,826
    Gannett Company Inc          Com      364730101   411     5,191 SH     SOLE      420       4,771
    General Electric Co          Com      369604103   1949   54,060 SH     SOLE               54,060
      Gillette Company           Com      375766102   1440   28,528 SH     SOLE               28,528
     Hewlett-Packard Co          Com      428236103   867    39,517 SH     SOLE     1000      38,517
       Home Depot Inc            Com      437076102   1273   33,283 SH     SOLE               33,283
      Int Bus Machines           Com      459200101   1687   18,457 SH     SOLE               18,457
         Intel Corp              Com      458140100   1443   62,136 SH     SOLE               62,136
          Ishares           DJ US TELECOMM464287713   261    11,400 SH     SOLE               11,400
          Ishares           MSCI EAFE IDX 464287465   238     1,495 SH     SOLE                1,495
     Johnson & Johnson           Com      478160104   2303   34,286 SH     SOLE      500      33,786
     Kimco Realty Corp           Com      49446R109   767    14,230 SH     SOLE               14,230
       Legg Mason Inc            Com      524901105   313     4,005 SH     SOLE                4,005
      Lexmark Intl New           Com      529771107   235     2,935 SH     SOLE      275       2,660
       Lilly Eli & Co            Com      532457108   239     4,592 SH     SOLE                4,592
       Lowes Cos Inc             Com      548661107   1087   19,041 SH     SOLE               19,041
         Masco Corp              Com      574599106   932    26,873 SH     SOLE               26,873
       McDonalds Corp            Com      580135101   1498   48,097 SH     SOLE      325      47,772
       Medtronic Inc             Com      585055106   1322   25,954 SH     SOLE               25,954
       Merck & Co Inc            Com      589331107   1056   32,636 SH     SOLE     1110      31,526
     Merrill Lynch & Co          Com      590188108   1287   22,741 SH     SOLE               22,741
        Metlife Inc              Com      59156R108   1091   27,899 SH     SOLE      335      27,564
       Microsoft Corp            Com      594918104   1664   68,865 SH     SOLE               68,865
       Morgan Stanley            Com      617446448   1018   17,789 SH     SOLE      145      17,644
        Motorola Inc             Com      620076109   345    23,034 SH     SOLE               23,034
        Oracle Corp              Com      68389X105   996    79,820 SH     SOLE               79,820
         Pfizer Inc              Com      717081103   1314   50,023 SH     SOLE               50,023
   Price T Rowe Group Inc        Com      74144T108   789    13,285 SH     SOLE               13,285
    Procter & Gamble Co          Com      742718109   1604   30,261 SH     SOLE               30,261
    Regions Fin Corp New         Com      7591EP100   475    14,650 SH     SOLE               14,650
 Royal Bk Cda Montreal Que       Com      780087102   210     3,448 SH     SOLE                3,448
     Midcap SPDR Trust        Unit Ser 1  595635103   518     4,306 SH     SOLE                4,306
          Safeway              Com New    786514208   407    21,950 SH     SOLE               21,950
       Sara Lee Corp             Com      803111103   763    34,419 SH     SOLE               34,419
   SBC Communications Inc        Com      78387G103   740    31,222 SH     SOLE               31,222
    Schering Plough Corp         Com      806605101   305    16,805 SH     SOLE               16,805
      Schlumberger Ltd           Com      806857108   310     4,394 SH     SOLE                4,394
   South Street Fin Corp         Com      840468102   134    14,200 SH     SOLE               14,200
        Southern Co              Com      842587107   1359   42,699 SH     SOLE     1065      41,634
        Stryker Corp             Com      863667101   371     8,315 SH     SOLE                8,315
    Sun Microsystems Inc         Com      866810104   209    51,621 SH     SOLE               51,621
        Target Corp              Com      87612E106   733    14,653 SH     SOLE               14,653
   Texas Instruments Inc         Com      882508104   636    24,961 SH     SOLE               24,961
      TJX Cos Inc New            Com      872540109   222     8,999 SH     SOLE     1400       7,599
   United Parcel Ser Inc         Com      911312106   297     4,089 SH     SOLE                4,089
  United Technologies Corp       Com      913017109   1455   14,312 SH     SOLE      300      14,012
   Unitedhealth Group Inc        Com      91324P102   319     3,340 SH     SOLE                3,340
        Verizon Comm             Com      92343V104   1010   28,461 SH     SOLE               28,461
         Viacom Inc              Cl B     925524308   613    17,595 SH     SOLE      980      16,615
      Vornado Rlty Tr         Sh Ben Int  929042109   1068   15,415 SH     SOLE               15,415
    Vulcan Materials Co          Com      929160109   269     4,735 SH     SOLE                4,735
    Wal Mart Stores Inc          Com      931142103   1662   33,175 SH     SOLE               33,175
      Walgreen Stores            Com      931422109   678    15,258 SH     SOLE               15,258
    Wells Fargo & Co New         Com      949746101   1120   18,737 SH     SOLE      235      18,502